Jul. 13, 2015
Bridge Builder Bond Fund
Bridge Builder Bond Fund
BRIDGE BUILDER TRUST

Bridge Builder Bond Fund

Supplement dated July 13, 2015

to the Prospectus

dated October 28, 2014

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

1. The fourth paragraph under the sub-section entitled "Principal Investment Strategies" under the section entitled “Summary Section” is hereby deleted and replaced with the following:
The Adviser currently intends to allocate Fund assets to the following Sub-advisers: Robert W. Baird & Co., Inc. (“Baird”), J.P. Morgan Investment Management, Inc. (“JPMIM”), Loomis, Sayles & Company, L.P. ("Loomis Sayles") and Prudential Investment Management, Inc. (“Prudential”). Below is a summary of each Sub-adviser’s principal investment strategies. Allocations to the Sub-advisers may be adjusted at any time.

2.    The following paragraphs are hereby added immediately after the sub-section entitled "Principal Investment Strategies – JPMIM's Principal Investment Strategies" under the section entitled “Summary Section”:

Loomis Sayles' Principal Investment Strategies

Loomis Sayles invests principally in U.S. dollar-denominated investment grade fixed income securities, including Treasury securities, agency securities, credit and MBS, ABS and CMBS. Loomis Sayles’ objective with respect to its allocated portion of the Fund’s assets is to outperform the benchmark consistently over time while maintaining the portfolio's risk close to the benchmark.

In the view of Loomis Sayles, the fixed income markets are inefficient, often mispricing risk and reacting to news, corporate, and market events as well as technical supply and demand factors. These inefficiencies may provide effective, active investors with opportunities to generate risk-adjusted performance in excess of the benchmark. Loomis Sayles’ investment philosophy focuses on relative value investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while continually managing top-down risks in the portfolio.

Loomis Sayles’ investment strategy has a bias for fixed income securities that are liquid, or can be traded readily in the markets. Typically, Loomis Sayles sells fixed income securities when they reach a target level of valuation, there has been a change in fundamental credit quality that is not reflected in the current price, or Loomis Sayles is trimming overall risk in the portfolio.